Variable Interest Entities - Additional Information (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Oct. 30, 2019	Dec. 31, 2018
Variable Interest Entity [Line Items]
Carrying amounts for assets relating to the variable interest	$ 6,026	$ 10,347		$ 27,827
Carrying amounts for liabilities relating to the variable interest	$ 2,829	$ 4,512		$ 17,973
Heuro Canada Incorporation | Variable Interest Entity
Variable Interest Entity [Line Items]
Carrying amounts for assets relating to the variable interest			$ 0
Carrying amounts for liabilities relating to the variable interest			$ 0